Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 28, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Thrivent Mutual Funds

Supplement to Class S Shares Prospectus

dated February 28, 2020

Effective immediately, the “Annual Fund Operating Expenses” and “Example” tables under “Summary Section – Fees and Expenses” for Thrivent Mid Cap Growth Fund and Thrivent Mid Cap Value Fund are deleted and replaced with the following:

Thrivent Mid Cap Growth Fund

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%

Distribution and Shareholder Service (12b-1) Fees	None

Other Expenses[1]	3.15%

Total Annual Fund Operating Expenses	3.90%

Less Fee Waivers and/or Expense Reimbursements[2]	2.90%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.00%

[1]	These expenses are based on estimated amounts for the current fiscal year.

[2]
The Adviser has contractually agreed, through at least February 28, 2021, to waive a portion of the management fees associated with the Class S shares of the Thrivent Mid Cap Growth Fund in order to limit the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to an annual rate of 1.00% of the average daily net assets of the Class S shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

EXAMPLE

1 Year	3 Years

$102	$922

Thrivent Mid Cap Value Fund

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%

Distribution and Shareholder Service (12b-1) Fees	None

Other Expenses[1]	3.14%

Total Annual Fund Operating Expenses	3.89%

Less Fee Waivers and/or Expense Reimbursements[2]	2.89%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.00%

[1]	These expenses are based on estimated amounts for the current fiscal year.

[2]
The Adviser has contractually agreed, through at least February 28, 2021, to waive a portion of the management fees associated with the Class S shares of the Thrivent Mid Cap Value Fund in order to limit the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to an annual rate of 1.00% of the average daily net assets of the Class S shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

EXAMPLE

1 Year	3 Years

$102	$920

Thrivent Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Thrivent Mutual Funds

Supplement to Class S Shares Prospectus

dated February 28, 2020

Effective immediately, the “Annual Fund Operating Expenses” and “Example” tables under “Summary Section – Fees and Expenses” for Thrivent Mid Cap Growth Fund and Thrivent Mid Cap Value Fund are deleted and replaced with the following:

Thrivent Mid Cap Growth Fund

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%

Distribution and Shareholder Service (12b-1) Fees	None

Other Expenses[1]	3.15%

Total Annual Fund Operating Expenses	3.90%

Less Fee Waivers and/or Expense Reimbursements[2]	2.90%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.00%

[1]	These expenses are based on estimated amounts for the current fiscal year.

[2]
The Adviser has contractually agreed, through at least February 28, 2021, to waive a portion of the management fees associated with the Class S shares of the Thrivent Mid Cap Growth Fund in order to limit the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to an annual rate of 1.00% of the average daily net assets of the Class S shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

EXAMPLE

1 Year	3 Years

$102	$922

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2021
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	These expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Thrivent Mid Cap Growth Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.90%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	2.90%	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	$ 102
3 Years	rr_ExpenseExampleYear03	$ 922
Thrivent Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Thrivent Mutual Funds

Supplement to Class S Shares Prospectus

dated February 28, 2020

Effective immediately, the “Annual Fund Operating Expenses” and “Example” tables under “Summary Section – Fees and Expenses” for Thrivent Mid Cap Growth Fund and Thrivent Mid Cap Value Fund are deleted and replaced with the following:

Thrivent Mid Cap Value Fund

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%

Distribution and Shareholder Service (12b-1) Fees	None

Other Expenses[1]	3.14%

Total Annual Fund Operating Expenses	3.89%

Less Fee Waivers and/or Expense Reimbursements[2]	2.89%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.00%

[1]	These expenses are based on estimated amounts for the current fiscal year.

[2]
The Adviser has contractually agreed, through at least February 28, 2021, to waive a portion of the management fees associated with the Class S shares of the Thrivent Mid Cap Value Fund in order to limit the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to an annual rate of 1.00% of the average daily net assets of the Class S shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

EXAMPLE

1 Year	3 Years

$102	$920

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2021
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	These expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Thrivent Mid Cap Value Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.14%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.89%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	2.89%	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	$ 102
3 Years	rr_ExpenseExampleYear03	$ 920

[1]	These expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser has contractually agreed, through at least February 28, 2021, to waive a portion of the management fees associated with the Class S shares of the Thrivent Mid Cap Growth Fund in order to limit the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to an annual rate of 1.00% of the average daily net assets of the Class S shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.
[3]	The Adviser has contractually agreed, through at least February 28, 2021, to waive a portion of the management fees associated with the Class S shares of the Thrivent Mid Cap Value Fund in order to limit the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to an annual rate of 1.00% of the average daily net assets of the Class S shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.